Identification and Activities of the Company and Subsidiaries (Details Textual)	Dec. 31, 2017	Dec. 31, 2016
Identification and Activities of the Company and Subsidiaries [Line Items]
Percentage of shareholder Outstanding shares interest in excess	5.00%	5.00%
Number of shareholders	1,240
Pampa Group [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Percentage of interest held by other entities	29.97%	29.97%